Stock-Based Compensation - Summary of Stock Based Compensation Expense Related To Stock Options Granted (Detail) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2021	Dec. 31, 2020
Share-based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Stock-based compensation	$ 368	$ 262	$ 789	$ 622	$ 1,143,000	$ 1,345,000
Research and development [Member]
Share-based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Stock-based compensation	139	54	258	186	292,000	531,000
General and administrative [Member]
Share-based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Stock-based compensation	$ 229	$ 208	$ 531	$ 436	$ 851,000	$ 814,000